Non-cash transactions	9 Months Ended
Sep. 30, 2022
Non Cash Transactions Abstract
Non-cash transactions
25	Non-cash transactions

The Company had transactions that did not represent cash disbursements and, therefore, these were not presented in the Statement of Cash Flows, as follows:

●	Acquisition of intangibles with related parties and suppliers, in notes 9.1, 12.2 and 13.3;

●	Acquisition of property, plant and equipment not yet paid, in note 11.4.; and

●	Acquisition of assets held for sale with related parties, in note 26.1.